Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 15, 2021
Entity Registrant Name	dei_EntityRegistrantName	The Advisors’ Inner Circle Fund III
Entity Central Index Key	dei_EntityCentralIndexKey	0001593547
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 23, 2022
Document Effective Date	dei_DocumentEffectiveDate	Dec. 23, 2022
Prospectus Date	rr_ProspectusDate	Dec. 15, 2021
Rayliant Quantamental Emerging Market Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The Advisors’ Inner Circle Fund III

(the “Trust”)

Rayliant Quantamental Emerging Market Equity ETF

(the “Fund”)

Supplement Dated December 23, 2022 to the Fund’s

Summary Prospectus, Prospectus and Statement of Additional Information (the “SAI”),

each dated December 15, 2021, as supplemented

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and SAI, and should be read in conjunction with the Summary Prospectus, Prospectus and SAI.

Rayliant Investment Research doing business as Rayliant Asset Management (the “Adviser”), the Fund’s investment adviser, previously entered into an agreement with the Trust, on behalf of the Fund, pursuant to which the Adviser contractually agreed to waive fees and/or reimburse expenses (excluding certain expenses) to the extent necessary to keep the Fund’s total annual fund operating expenses from exceeding 0.80% of the Fund’s average daily net assets (the “Expense Cap”). At the request of the Adviser, the Board of Trustees of the Trust approved an increase in the Expense Cap to 0.88% of the Fund’s average daily net assets, effective January 31, 2023.

Accordingly, effective January 31, 2023, the Summary Prospectus, Prospectus and SAI will be amended to reflect an Expense Cap of 0.88%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

RAY-SK-003-0200